Inventories (Schedule of Inventories) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials and work in process	$ 19,345,723	$ 18,378,450
Consigned inventory	416,468	937,006
Finished goods, net of reserve	4,664,055	6,216,965
Total inventories	24,426,246	25,532,421
less non-current inventories	(15,554,992)	(15,749,000)
Total inventories	$ 8,871,254	$ 9,783,421